Share Based Compensation (Details Textual) - USD ($)			1 Months Ended	6 Months Ended
	Jun. 01, 2019	Mar. 16, 2019	Mar. 15, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share Based Compensation (Textual)
Intrinsic value of options outstanding				$ 500,000		$ 600,000
Employees [Member]
Share Based Compensation (Textual)
Share-based compensation charges				427,062	$ 435,967
Non-employees [Member]
Share Based Compensation (Textual)
Share-based compensation charges				$ 157,032	$ 157,839
2017 Share Option Plan [Member] | Directors, Employees, External Consultants And Advisors [Member]
Share Based Compensation (Textual)
Options granted	148,792	536,777	218,222
Stock option exercise price	$ 3.11	$ 2.99	$ 12.91
2017 Share Option Plan [Member] | Class A Ordinary Shares [Member]
Share Based Compensation (Textual)
Total shares issued				5,500,000
Stock option related, description				(i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan.